Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Notes To Condensed Consolidated Financial Statements [Abstract]
Commitments and Contingencies
Commitments and Contingencies
In the ordinary course of business, we are routinely defendants in, or party to, a number of pending and threatened legal actions. These may involve litigation by or against us relating to, among other things, contractual rights under vendor, insurance or other contracts; intellectual property or patent rights; equipment, service, payment or other disputes with clients; or disputes with employees. Some of these actions may be brought as a purported class action on behalf of a purported class of employees, clients or others.

In December 2013, we received a Civil Investigative Demand (CID) from the Department of Justice (DOJ) pursuant to the False Claims Act requesting documents and information relating to compliance with certain postal regulatory requirements in our Presort Services business. We had previously provided information to the DOJ in response to letter requests and continue to provide information in response to the CID and other requests from the DOJ. Given the current stage of this inquiry, we cannot provide an estimate of any possible losses or range of loss and we cannot yet predict the ultimate outcome of this matter or its impact, if any, on our business, financial condition or results of operations.